OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2012
OTHER INTANGIBLE ASSETS
9.	OTHER INTANGIBLE ASSETS

Other intangible assets consisted of the following:

December 31, 2012	Gross Cost	Accumulated Amortization	Net Cost
Technologies & licences	742	(630)	112
Contractual customer relationships	13	(11)	2
Purchased software	356	(312)	44
Construction in progress	39	—	39
Other intangible assets	104	(88)	16

Total	1,254	(1,041)	213

December 31, 2011	Gross Cost	Accumulated Amortization	Net Cost
Technologies & licences	882	(723)	159
Contractual customer relationships	488	(171)	317
Purchased software	358	(291)	67
Construction in progress	87	—	87
Other intangible assets	99	(84)	15

Total	1,914	(1,269)	645

The line “Construction in progress” in the table above includes internally developed software under construction and software not ready for use.

As described in Note 7, purchase price allocation on the integration of bTendo AMM business resulted in the recognition of technology for $6 million and in-process R&D for $4 million.

The line “Other intangible assets” consists primarily of internally developed software. The amortization expense on capitalized software costs in 2012, 2011 and 2010 was $38 million, $33 million and $30 million, respectively.

In December 2012, following the Company’s decision to exit ST-Ericsson by the end of 2013, an impairment test was performed on Wireless reporting unit, as detailed in Note 8. Prior to conducting the impairment test on goodwill, the Company evaluated the recoverability of the long-lived assets assigned to the Wireless reporting unit, including acquired technologies, contractual customer relationships and capitalized software. Recoverability of these intangible assets was assessed based on the undiscounted future cash flows expected to result from their use or potential sale. Based on management’s best estimates about future developments and scenarios of the Wireless business, as well as assumptions on alternative future use or sale, the Company concluded that the undiscounted future cash flows were less than the carrying value. Therefore, these intangible assets were considered to be impaired. The amount of the impairment loss was measured as the difference between the carrying amount of these assets and the fair value based on a discounted cash flow approach. The impairment on intangible assets totalled $312 million and was composed of $261 million impairment on Wireless customer relationships, $45 million impairment on Wireless capitalized software and $6 million impairment on acquired technology.

The amortization expense in 2012, 2011 and 2010 was $177 million, $211 million and $207 million, respectively.

The estimated amortization expense of the existing intangible assets for the following years is:

Year
2013	78
2014	51
2015	40
2016	28
2017	11
Thereafter	5
Total	213